NOTE 9 - NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of note payable

Notes payable consisted of the following:

	December 31, 2019	December 31, 2018

Note payable to an unrelated individual, interest at 12% per annum, issued August 1, 2018 due November 15, 2018 (in default), unsecured	$ 10,000	$ 10,000

Note payable to an individual, interest at 12% per annum, issued December 31, 2018 due December 31, 2019, unsecured	30,000	30,000

Total Notes Payable	40,000	40,000
Less: Current Portion	(40,000)	(40,000)
Long-Term Notes Payable	$ -	$ -